INCOME AND EXPENSES - Schedule of Other Income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Other Income Abstract
Government grant income	[1]	$ 696,161	$ 852,843	$ 1,207,154
Other operating income	[2]	378,422	544,080	455,943
Others		95,135	303,589	167,802
Total other income		$ 1,169,718	$ 1,700,512	$ 1,830,899

[1]	Government grant income in FY2025 was provided by Singapore Government mainly through the Progressive Wage Credit Scheme and Enabling Employment Credit.
[2]	Other operating income was related to a license grant fee charge to YY Circle (Thailand) Ltd and YY Circle (HK) Pte Ltd, which are unrelated parties with the Company.